Financial Instruments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2021
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable	$ 34.0		$ 34.0		$ 34.0
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements	0.0	$ 0.0	0.0	$ 1.0
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	27.0		27.0		27.0
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	16.9		16.9		16.6
Loan receivable, credit loss reversal	16.8
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 3.2		$ 3.2		$ 3.2
Loan term	4 years		4 years		4 years
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and other receivables carried at amortized cost	$ 7.4		$ 7.4		$ 7.1
Loan term	5 years		5 years		5 years
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable						$ 29.0
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Condensed Consolidated Income Statements	$ 0.0	$ 0.0	$ 0.4	$ 1.0